TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
In respect of:
Net operating loss carry forward	$ 16,342	$ 10,912
Research and development expenses	4,099	2,935
Other	1,541	152
Less - valuation allowance	(21,982)	(13,999)	$ (10,888)	$ (8,692)
Net deferred tax assets